Trade and other payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Trade and other payables
Trade payables	$ 3,080	$ 763	$ 34
Other payables	1,698	75
VAT and other taxes payables	19
Security deposit received from customers	279
Accrued employee benefits	5,296		369
Accrued professional fees	2,883		234
Accrued expenses	172	1,003
Total	13,427	$ 1,841	$ 637
Severance liabilities	$ 47
Credit period		30 days
Minimum
Trade and other payables
Credit period	30 days
Maximum
Trade and other payables
Credit period	90 days